Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed fiscal years. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been reported in the Summary Compensation Table in this Proxy Statement and in proxy statements for previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table.

Pay Versus Performance Table

The table below summarizes compensation values both reported in our Summary Compensation Table, as well as the adjusted values required in this section for fiscal years 2024, 2023 and 2022. Note that for our NEOs other than our current and former principal executive officers (“PEOs”), compensation is reported as an average.

Year ———	Summary Compensation Table Total for Former PEO(1)(2) ($) ———————	Summary Compensation Table Total for Current PEO(1)(2) ($) ———————	Compensation Actually Paid to Former PEO(1)(3) ($) ——————	Compensation Actually Paid to Current PEO(1)(3) ($) ———————	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)(4) ($) ———————	Average Compensation Actually Paid to Non-PEO Named Executive Officers(1)(5) ($) ——————	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(6) ($) ——————	Net (Loss) Income (7) ($) (in thousands) ———————
2024	n/a	$1,451,745	n/a	$851,081	$870,161	$680,156	$39.52	$(9,863)
2023	$1,636,362	$1,412,006	$1,372,781	$959,382	$814,980	$772,884	$67.44	$4,748
2022	$1,667,535	n/a	$688,067	n/a	$705,668	$451,689	$61.06	$(5,936)

(1)      During fiscal year 2024, the PEO was John M. Dillon. During fiscal year 2023, the PEOs were Bart C. Shuldman, who served as PEO from January 1, 2023 to April 4, 2023, and John M. Dillon, who has served as PEO since April 4, 2023. During fiscal year 2022, the PEO was Bart C. Shuldman. During fiscal years 2024, 2023 and 2022, the non-PEO named executive officers (NEOs) were Steven A. DeMartino and Brent Richtsmeier.

(2)      The dollar amounts reported are the amounts of total compensation reported for Mr. Dillon and Mr. Shuldman, as applicable, for the applicable fiscal year in the “Total” column of the Summary Compensation Table (SCT).

(3)      The following table sets forth the adjustments made to the SCT total for our current PEO 2024 to arrive at “compensation actually paid” to our PEOs, as computed in accordance with Item 402(v) of Regulation S-K:

2024 SCT Total for PEO	$1,451,745
Less: Amounts reported under the “Stock Awards” column in the SCT	$(553,960)
Less: Amounts reported under the “Option Awards” column in the SCT	$(237,405)
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$476,914
(Deduct) add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$(229,905)
(Deduct) add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$(56,309)
Less: Fair value at end of prior fiscal year of any awards granted in any prior fiscal year that fail to meet applicable vesting conditions during the fiscal year	$—
Total Adjustments	$(600,665)
2024 Compensation Actually Paid	$851,081

          Assumptions used in the fair valuation of equity awards for the adjustments described above to calculate compensation actually paid to the PEO were not materially different from those used in the Company’s grant date fair value calculations as described in Notes 1 and 2 to the SCT.

(4)      The dollar amounts reported represent the average of the amounts reported for the non-PEO NEOs for the applicable fiscal year in the “Total” column of the Summary Compensation Table.

(5)      The following table sets forth the adjustments made, on an average basis, to the average SCT total for 2024 to arrive at “average compensation actually paid” to our non-PEO NEOs:

2024 Average SCT Total for Non-PEO NEOs	$870,161
Less: Amounts reported under the “Stock Awards” column in the SCT	$(366,300)
Less: Amounts reported under the “Option Awards” column in the SCT	$(68,229)
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$353,331
(Deduct) add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$(99,405)
Deduct (add): Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$(9,402)
Less: Fair value at end of prior fiscal year of any awards granted in any prior fiscal year that fail to meet applicable vesting conditions during the fiscal year	$—
Total Adjustments	$(190,005)
2024 Average Compensation Actually Paid to Non-PEO NEOs	$680,156

          Assumptions used in the fair valuation of equity awards for the adjustments described above to calculate average compensation actually paid to the Non-PEO NEOs were not materially different from those used in the Company’s grant date fair value calculations as described in Notes 1 and 2 to the SCT.

(6)      The amounts reported represent the measurement period value of an investment of $100 in our stock on December 31, 2021 (the last trading day before the 2022 fiscal year), and then valued again on each of December 30, 2022 (the last trading day of the 2022 fiscal year), December 29, 2023 (the last trading day of the 2023 fiscal year), and December 31, 2024 (the last trading day of the 2024 fiscal year) based on the closing price per share of the Company’s common stock as of such dates.

(7)      The amounts reported represent net (loss) income for the applicable fiscal year calculated in accordance with generally accepted accounting principles in the United States.

Named Executive Officers, Footnote		During fiscal year 2024, the PEO was John M. Dillon. During fiscal year 2023, the PEOs were Bart C. Shuldman, who served as PEO from January 1, 2023 to April 4, 2023, and John M. Dillon, who has served as PEO since April 4, 2023. During fiscal year 2022, the PEO was Bart C. Shuldman. During fiscal years 2024, 2023 and 2022, the non-PEO named executive officers (NEOs) were Steven A. DeMartino and Brent Richtsmeier.
Adjustment To PEO Compensation, Footnote	The following table sets forth the adjustments made to the SCT total for our current PEO 2024 to arrive at “compensation actually paid” to our PEOs, as computed in accordance with Item 402(v) of Regulation S-K:
2024 SCT Total for PEO	$1,451,745
Less: Amounts reported under the “Stock Awards” column in the SCT	$(553,960)
Less: Amounts reported under the “Option Awards” column in the SCT	$(237,405)
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$476,914
(Deduct) add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$(229,905)
(Deduct) add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$(56,309)
Less: Fair value at end of prior fiscal year of any awards granted in any prior fiscal year that fail to meet applicable vesting conditions during the fiscal year	$—
Total Adjustments	$(600,665)
2024 Compensation Actually Paid	$851,081

          Assumptions used in the fair valuation of equity awards for the adjustments described above to calculate compensation actually paid to the PEO were not materially different from those used in the Company’s grant date fair value calculations as described in Notes 1 and 2 to the SCT.

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 870,161	$ 814,980	$ 705,668
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[3]	$ 680,156	772,884	451,689
Adjustment to Non-PEO NEO Compensation Footnote	The following table sets forth the adjustments made, on an average basis, to the average SCT total for 2024 to arrive at “average compensation actually paid” to our non-PEO NEOs:
2024 Average SCT Total for Non-PEO NEOs	$870,161
Less: Amounts reported under the “Stock Awards” column in the SCT	$(366,300)
Less: Amounts reported under the “Option Awards” column in the SCT	$(68,229)
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$353,331
(Deduct) add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$(99,405)
Deduct (add): Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$(9,402)
Less: Fair value at end of prior fiscal year of any awards granted in any prior fiscal year that fail to meet applicable vesting conditions during the fiscal year	$—
Total Adjustments	$(190,005)
2024 Average Compensation Actually Paid to Non-PEO NEOs	$680,156

          Assumptions used in the fair valuation of equity awards for the adjustments described above to calculate average compensation actually paid to the Non-PEO NEOs were not materially different from those used in the Company’s grant date fair value calculations as described in Notes 1 and 2 to the SCT.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	[4]	$ 39.52	67.44	61.06
Net Income (Loss)	[5]	$ (9,863,000)	4,748,000	(5,936,000)
PEO Name		John M. Dillon
Current PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1],[6]	$ 1,451,745	1,412,006
PEO Actually Paid Compensation Amount	[1],[7]	851,081	959,382
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1],[6]		1,636,362	1,667,535
PEO Actually Paid Compensation Amount	[1],[7]		$ 1,372,781	$ 688,067
PEO | Amounts reported under the “Stock Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(553,960)
PEO | Amounts reported under the “Option Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(237,405)
PEO | Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		476,914
PEO | Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(229,905)
PEO | Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(56,309)
PEO | Fair value at end of prior fiscal year of any awards granted in any prior fiscal year that fail to meet applicable vesting conditions during the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(600,665)
Non-PEO NEO | Amounts reported under the “Stock Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(366,300)
Non-PEO NEO | Amounts reported under the “Option Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(68,229)
Non-PEO NEO | Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		353,331
Non-PEO NEO | Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(99,405)
Non-PEO NEO | Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,402)
Non-PEO NEO | Fair value at end of prior fiscal year of any awards granted in any prior fiscal year that fail to meet applicable vesting conditions during the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (190,005)

[1]	During fiscal year 2024, the PEO was John M. Dillon. During fiscal year 2023, the PEOs were Bart C. Shuldman, who served as PEO from January 1, 2023 to April 4, 2023, and John M. Dillon, who has served as PEO since April 4, 2023. During fiscal year 2022, the PEO was Bart C. Shuldman. During fiscal years 2024, 2023 and 2022, the non-PEO named executive officers (NEOs) were Steven A. DeMartino and Brent Richtsmeier.
[2]	The dollar amounts reported represent the average of the amounts reported for the non-PEO NEOs for the applicable fiscal year in the “Total” column of the Summary Compensation Table.
[3]	The following table sets forth the adjustments made, on an average basis, to the average SCT total for 2024 to arrive at “average compensation actually paid” to our non-PEO NEOs:
2024 Average SCT Total for Non-PEO NEOs	$870,161
Less: Amounts reported under the “Stock Awards” column in the SCT	$(366,300)
Less: Amounts reported under the “Option Awards” column in the SCT	$(68,229)
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$353,331
(Deduct) add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$(99,405)
Deduct (add): Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$(9,402)
Less: Fair value at end of prior fiscal year of any awards granted in any prior fiscal year that fail to meet applicable vesting conditions during the fiscal year	$—
Total Adjustments	$(190,005)
2024 Average Compensation Actually Paid to Non-PEO NEOs	$680,156

          Assumptions used in the fair valuation of equity awards for the adjustments described above to calculate average compensation actually paid to the Non-PEO NEOs were not materially different from those used in the Company’s grant date fair value calculations as described in Notes 1 and 2 to the SCT.

[4]	The amounts reported represent the measurement period value of an investment of $100 in our stock on December 31, 2021 (the last trading day before the 2022 fiscal year), and then valued again on each of December 30, 2022 (the last trading day of the 2022 fiscal year), December 29, 2023 (the last trading day of the 2023 fiscal year), and December 31, 2024 (the last trading day of the 2024 fiscal year) based on the closing price per share of the Company’s common stock as of such dates.
[5]	The amounts reported represent net (loss) income for the applicable fiscal year calculated in accordance with generally accepted accounting principles in the United States.
[6]	The dollar amounts reported are the amounts of total compensation reported for Mr. Dillon and Mr. Shuldman, as applicable, for the applicable fiscal year in the “Total” column of the Summary Compensation Table (SCT).
[7]	The following table sets forth the adjustments made to the SCT total for our current PEO 2024 to arrive at “compensation actually paid” to our PEOs, as computed in accordance with Item 402(v) of Regulation S-K:
2024 SCT Total for PEO	$1,451,745
Less: Amounts reported under the “Stock Awards” column in the SCT	$(553,960)
Less: Amounts reported under the “Option Awards” column in the SCT	$(237,405)
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$476,914
(Deduct) add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$(229,905)
(Deduct) add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$(56,309)
Less: Fair value at end of prior fiscal year of any awards granted in any prior fiscal year that fail to meet applicable vesting conditions during the fiscal year	$—
Total Adjustments	$(600,665)
2024 Compensation Actually Paid	$851,081

          Assumptions used in the fair valuation of equity awards for the adjustments described above to calculate compensation actually paid to the PEO were not materially different from those used in the Company’s grant date fair value calculations as described in Notes 1 and 2 to the SCT.